Condensed Financial Information of New Borun (Details 3)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 New Borun CNY	Dec. 31, 2012 New Borun CNY	Dec. 31, 2014 New Borun USD ($)	Dec. 31, 2014 New Borun CNY	Dec. 31, 2013 New Borun USD ($)
Condensed Statements of Cash Flows
Net cash provided by/(used in) operating activities	$ 11,572,884	70,814,481	(250,884,804)	266,773,426	(5,332)	(18)
Net cash provided by investing activities	(12,821,095)	(78,452,281)	(173,422,447)	(213,456,431)
Net cash provided by financing activities	51,773,166	316,800,000	334,860,000	333,500,000
Effect of exchange rate changes on cash and cash equivalents	(463)	(2,831)	25,405	(100)	(34)	18
Net increase (decrease) in cash	50,524,492	309,159,369	(89,421,846)	386,816,895	(5,366)
Cash-beginning of year	85,188,887	521,270,799	610,692,645	223,875,750	5,494	5,494	21	128	21
Cash-end of year	$ 135,713,379	830,430,168	521,270,799	610,692,645	128	5,494	$ 21	128	$ 21